ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Balance at the beginning of the year	$ 137,041	$ 18,431
Provision for the year		116,036
Credit loss reversal		(1,152)
Foreign currency translation adjustment	4,202	3,726
Balance at the beginning of the year	$ 141,243	$ 137,041